Supplemental Cash Flow Disclosures - Non-Cash Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Details of Nonmonetary Transactions [Table Text Block]

Non-cash transactions for the three months ended March 31, 2013 include:

2013
Conversion of convertible debt to common stock	$75,335
Common Stock issued for committed equity financing facility	262,500
Increase in fair value of embedded conversion option upon modification of convertible debt	151,032
Warrants issued for loan modification	151,758
Warrants issued for term loan	568,324
Issuance of Common Stock and warrants for release of security interest in patents	325,693
Obligation to issue shares for professional services	17,850
Warrants issued to investors in connection with the registered direct offering	3,601,354
Warrants issued to placement agent in connection with the registered direct offering	75,981

Non-cash Investing and Financing transactions for years ended December 31 include:

	2012	2011	2010
Preferred dividends paid by issuance of stock	$82,500	$333,556	$189,500
Accrued dividends on preferred stock	—	346,236	275,068
Reclassification of derivative liabilities for modified warrant agreements	—	1,434,322	—
Discharge of previously deferred financing costs for modified warrant agreements	—	136,543	—
Derivative liability for embedded conversion option	—	2,085,513	—
Conversion of convertible debt to common stock	924,904	600,000	—
Business combination:
Inventory acquired	—	—	1,151,035
Property and equipment acquired	—	—	768,000
Goodwill and intangible assets	—	—	4,089,823
Deferred charges	—	—	655,260
Note Payable for balance of acquisition	—	—	4,008,858
Issuance of Series E liability	18,955,742	—	—
Issuance of contingent consideration	11,109,020	—	—
Issuance of replacement warrants	1,883,751	—	—
Common stock issued in satisfaction of subscription receivable	2,790,107	—	—
Effect of cancellation of escrowed shares	195,132	—	—
Obligation to issue shares for professional services	30,000	—	—